Benefit Plans - Estimated Future Pension Benefit Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	$ 6,924
2018	7,644
2019	7,875
2020	8,393
2021	9,503
2022-2026	48,058
Total	$ 88,397